Additional information: condensed financial statements of the Company (Condensed balance sheets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets
Amounts due from a subsidiary		¥ 135,245	$ 19,479	¥ 5,297
Non-current assets
Interests in subsidiaries and VIEs		918,602	132,306	567,557
Total non-current assets		3,922,716	564,989	3,789,795
Total assets		9,785,792	1,409,447	7,302,754
Current liabilities
Interests payable		15,800		14,795
Convertible bonds	[1]	2,768,469	398,742	0
Non-current liabilities
Convertible bonds	[2]	0	0	2,572,119
Total liabilities		4,723,965	680,393	3,994,102
Shareholders’ equity
Additional paid-in capital		2,165,766	311,935	2,011,799
Retained earnings		2,728,736	393,020	1,207,168
Accumulated other comprehensive (loss)/income		93,066	13,404	(36,385)
Total shareholders' equity		5,052,555	727,719	3,246,819	¥ 3,090,164	¥ 1,887,209
Total liabilities, mezzanine equity and shareholders' equity		9,785,792	1,409,447	7,302,754
Class A common shares [Member]
Shareholders’ equity
Common shares		44	6	43
Class B common shares [Member]
Shareholders’ equity
Common shares		26	4	27
Parent [Member]
Current assets
Amounts due from a subsidiary		1,947,080	280,438	1,881,616
Non-current assets
Interests in subsidiaries and VIEs		5,883,684	847,426	3,944,457
Total non-current assets		5,883,684	847,426	3,944,457
Total assets		7,830,764	1,127,864	5,826,073
Current liabilities
Interests payable		15,800	2,276	14,795
Convertible bonds	[1]	2,768,469	398,742
Non-current liabilities
Convertible bonds	[2]			2,572,119
Total liabilities		2,784,269	401,018	2,586,914
Shareholders’ equity
Additional paid-in capital		2,165,766	311,935	2,011,799
Retained earnings		2,787,593	401,497	1,263,675
Accumulated other comprehensive (loss)/income		93,066	13,404	(36,385)
Total shareholders' equity		5,046,495	726,846	3,239,159
Total liabilities, mezzanine equity and shareholders' equity		7,830,764	1,127,864	5,826,073
Parent [Member] | Class A common shares [Member]
Shareholders’ equity
Common shares		44	6	43
Parent [Member] | Class B common shares [Member]
Shareholders’ equity
Common shares		¥ 26	$ 4	¥ 27

[1]	Convertible bonds classified in current liabilities represent Convertible Senior Notes which may be redeemed within one year.
[2]	Effectively January 2016, ASU 2015-3 issued by FASB requires entities to present the issuance costs of bonds in the balance sheet as a direct deduction from the related bonds rather than assets. Accordingly, the Company retrospectively reclassified RMB25.3 million of issuance cost of bonds from other non-current assets into convertible bonds as of December 31, 2015.